Document and Entity Information	3 Months Ended
Mar. 31, 2013
Document and Entity Information [Abstract]
Entity Registrant Name	Waterstone Financial, Inc.
Entity Central Index Key	0001569994
Trading Symbol	wsbf
Entity Filer Category	Accelerated Filer
Document Type	S-1/A
Document Period End Date	Mar. 31, 2013
Amendment Flag	true
Amendment Description	PRE-EFFECTIVE AMENDMENT NO. 2 TO THE FORM S-1